INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of the components of inventories	Inventories, net, as of December 31, 2020 and 2019 consist of:

(in millions)	2020	2019
Raw materials	$286	$319
Work in process	143	149
Finished goods	665	639
	$1,094	$1,107